Related Party Transactions (Details) - Schedule of Amount Due to Related Parties - Related Party [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Amount Due to Related Parties [Line Items]
Total	$ 1,413,604	$ 1,273,832	$ 466,442
Mrs. Qi Xiaoyu [Member]
Schedule of Amount Due to Related Parties [Line Items]
Total	1,206,121	935,581	209,406
Mr. Fuyunishiki Ryo [Member]
Schedule of Amount Due to Related Parties [Line Items]
Total	108,002	148,704	197,160
Mr. Wu Zhihua [Member]
Schedule of Amount Due to Related Parties [Line Items]
Total		70,289
Ms. Wu Shunyu [Member]
Schedule of Amount Due to Related Parties [Line Items]
Total	99,481	119,258	15,033
Ishiyama [Member]
Schedule of Amount Due to Related Parties [Line Items]
Total			$ 44,843